ORGANISATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
ORGANISATION AND NATURE OF OPERATIONS
ORGANISATION AND NATURE OF OPERATIONS

NOTE 1 - ORGANISATION AND NATURE OF OPERATIONS

D-Market Elektronik Hizmetler ve Ticaret A.Ş. (“D-Market” or “Hepsiburada” or together with its subsidiaries the “Group”) was established in April 2000. D-Market currently operates as a retail website (www.hepsiburada.com) offering its retail customers a wide selection of merchandise including electronics and non-electronics (including books, sports, toys, kids and baby products, cosmetics, furniture, etc.). As of 31 December 2022, the ultimate shareholders of D-Market are the members of Doğan Family and TurkCommerce B.V. (Note 16).

On July 6, 2021, the Company completed an initial public offering (“IPO”) of 65,251,000 American Depositary Shares (“ADSs”) representing 65,251,000 Class B ordinary shares, at a price to the public of $12.00 per ADS on Nasdaq. The offering included 41,670,000 ADSs offered by the Company and 23,581,000 ADSs offered by a selling shareholder, which included 8,511,000 ADSs sold by the selling shareholder pursuant to the underwriters’ exercise in full of their over-allotment option. The ADSs began trading on the Nasdaq Global Select Market under the ticker symbol “HEPS” on July 1, 2021.

As of 31 December 2022, the Group has 3,834 employees (2021: 3,789). The address of the registered office is as follows:

Kuştepe Mahallesi, Mecidiyeköy Yolu Caddesi No:

12 Kule 2 Kat 2

Şişli, Istanbul — Turkey

Subsidiaries

The Subsidiaries included in these consolidated financial statements are as follows:

◾	Evimiz Dekorasyon İnternet Hizmetleri ve Danışmanlık Ticaret A.Ş. (“Evimiz”)
◾	Altıncı Cadde Elektronik Ticaret A.Ş. (“Altıncı Cadde”)
◾	D Ödeme Elektronik Para ve Ödeme Hizmetleri A.Ş. (“D-Ödeme” or “Hepsipay”)
◾	D Fast Dağıtım Hizmetleri ve Lojistik A.Ş. (“D-Fast” or “Hepsijet”)
◾	Hepsi Finansal Danışmanlık A.Ş. (“Hepsi Finansal”)
◾Doruk Finansman A.Ş. (“Doruk Finansman”)

Altıncı Cadde was acquired by the Group on 1 June 2012 and operated as a vertical e-commerce website (www.altincicadde.com). Altıncı Cadde ended its operations as of 11 October 2019.

Evimiz was acquired on 31 March 2012 and operated as a vertical e-commerce website (www.evmanya.com) offering a variety of products to its customers mainly in furniture, home textile, house decoration, kitchen appliances, and garden and bathroom categories. Evimiz ended its operations as of 4 September 2018.

Altıncı Cadde and Evimiz were merged under D-Fast at 27 August 2021.

D Ödeme was founded on 4 June 2015 and operates as a payment services provider offering payment gateway and e-money services. D Ödeme obtained its operational licence from Banking Regulation and Supervision Agency of Turkey (“BRSA”) on 20 February 2016. D Ödeme commenced its first payment service transaction on 15 June 2016. D Odeme launched Hepsipay Cüzdanım (Wallet) in June 2021, an embedded digital wallet product on Hepsiburada platform.

D Fast was founded on 26 February 2016 and operates as a cargo and logistic firm which provides last mile delivery services to the customers of Hepsiburada and other companies.

Hepsi Finansal was founded on 1 December 2021. Hepsi Finansal aims to operate as a holding company for the fintech operations of the Group and to provide financial solutions to the customers of Hepsiburada. Hepsi Finansal is the parent company of the Doruk Finansman A.Ş. which was acquired in February 2022 (Note 3).

NOTE 1 - ORGANISATION AND NATURE OF OPERATIONS (Continued)

Doruk Finansman was acquired by the Group on 28 February 2022 and the Group aims to offer its customers consumer financing solutions through Doruk Finansman. Doruk Finansman was founded on 24 April 2006 and obtained its operational license from the BRSA in 2008. Doruk Finansman operates as a consumer financing company in Türkiye.